Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Summary of Quantitative Information Regarding Company's Leases
Quantitative information regarding the Company’s leases for the three months ended March 31, 2023 and 2022 is as follows:

	Three Months Ended March 31,
	2023	2022
Operating cash flows paid for amounts included in the measurement of lease liabilities	$177,111	$141,542
Operating lease liabilities arising from obtaining right of use assets	$—	$4,189,492
Weighted-average remaining lease terms (years)	4.1	5.0
Weighted-average discount rate	10.0%	10.0%

Quantitative information regarding the Company’s leases for the year ended December 31, 2022 is as follows:

Operating Lease
Operating cash flows paid for amounts included in the measurement of lease liabilities	$786,563
Operating lease liabilities arising from obtaining right of use assets	$4,189,492
Weighted-average remaining lease terms (years)	4.3
Weighted-average discount rate	10.0%

Summary of Future Lease Payments under Noncancelable Leases
Future lease payments under noncancelable leases are as follows at March 31, 2023:

Operating Lease
2023 (remaining nine months)	$979,745
2024	1,189,454
2025	1,223,029
2026	1,257,612
2027	422,107
Thereafter	—

Total future minimum lease payments	$5,071,947
Less: imputed interest	(917,000)

Total future minimum lease payments	$4,154,947

Future lease payments under noncancelable leases are as follows at December 31, 2022:

Operating Lease
2023	$1,156,856
2024	1,189,454
2025	1,223,029
2026	1,257,612
2027	422,107
Thereafter	—

Total future minimum lease payments	$5,249,058
Less: imputed interest	(1,021,213)
Total future minimum lease payments	$4,227,845